Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2016
Derivative instruments and hedging activities
Concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2016
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥35,166	¥(33,104)	¥(1,560)	¥502

	Billions of yen
	September 30, 2016
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥30,900	¥(28,986)	¥(1,597)	¥317

Volume of derivative activity in statement of financial position

	Billions of yen
	March 31, 2016
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥17,460	¥1,285	¥17,019	¥1,541
Interest rate contracts	1,121,588	28,765	1,134,813	28,494
Credit contracts	23,802	679	23,460	806
Foreign exchange contracts	174,061	6,900	169,504	6,650
Commodity contracts	2,197	1	8,224	8

Total	¥1,339,108	¥37,630	¥1,353,020	¥37,499

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,506	¥60	¥—	¥—
Foreign exchange contracts	254	7	139	4

Total	¥1,760	¥67	¥139	¥4

Total derivatives	¥1,340,868	¥37,697	¥1,353,159	¥37,503

	Billions of yen
	September 30, 2016
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥14,480	¥1,071	¥14,925	¥1,285
Interest rate contracts	1,262,181	26,066	1,234,443	25,685
Credit contracts	19,793	510	19,090	603
Foreign exchange contracts	163,160	5,310	160,367	5,194
Commodity contracts	90	2	2,970	1

Total	¥1,459,704	¥32,959	¥1,431,795	¥32,768

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,409	¥53	¥—	¥—
Foreign exchange contracts	280	5	86	1

Total	¥1,689	¥58	¥86	¥1

Total derivatives	¥1,461,393	¥33,017	¥1,431,881	¥32,769

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2016 and September 30, 2016, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2016		September 30, 2016
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥945	¥1,126	¥819	¥977
OTC centrally-cleared	—	—	—	—
Exchange-traded	340	415	252	308
Interest rate contracts
OTC settled bilaterally	11,372	11,102	10,329	9,935
OTC centrally-cleared	17,442	17,387	15,782	15,744
Exchange-traded	11	5	8	6
Credit contracts
OTC settled bilaterally	577	709	430	522
OTC centrally-cleared	101	96	79	80
Exchange-traded	1	1	1	1
Foreign exchange contracts
OTC settled bilaterally	6,888	6,639	5,299	5,172
OTC centrally-cleared	19	15	16	23
Exchange-traded	0	0	0	0
Commodity contracts
OTC settled bilaterally	0	6	0	0
OTC centrally-cleared	—	—	—	—
Exchange-traded	1	2	2	1

Total gross derivative balances(2)	¥37,697	¥37,503	¥33,017	¥32,769
Less: Amounts offset in the consolidated balance sheets(3)	(36,325)	(36,456)	(31,859)	(31,884)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,372	¥1,047	¥1,158	¥885
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(457)	(59)	(101)	(83)
Cash collateral	—	(7)	—	(8)

Net amount	¥915	¥981	¥1,057	¥794

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2016, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥203 billion and ¥326 billion, respectively. As of September 30, 2016, the gross balance of such derivative assets and derivative liabilities was ¥148 billion and ¥262 billion, respectively.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2016, Nomura offset a total of ¥1,885 billion of cash collateral receivables against net derivative liabilities and ¥1,754 billion of cash collateral payables against net derivative assets. As of September 30, 2016, Nomura offset a total of ¥1,815 billion of cash collateral receivables against net derivative liabilities and ¥1,790 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2016, a total of ¥298 billion of cash collateral receivables and ¥466 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2016, a total of ¥251 billion of cash collateral receivables and ¥560 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Six months ended September 30
	2015	2016
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥25	¥(61)
Interest rate contracts	(79)	87
Credit contracts	(1)	(5)
Foreign exchange contracts	(12)	(1)
Commodity contracts	(19)	11

Total	¥(86)	¥31

	Billions of yen
	Three months ended September 30
	2015	2016
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥80	¥(22)
Interest rate contracts	(125)	5
Credit contracts	(15)	(4)
Foreign exchange contracts	(22)	97
Commodity contracts	(29)	(7)

Total	¥(111)	¥69

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2015 and 2016, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2015	2016
Derivatives designated as hedging instruments:
Interest rate contracts	¥10	¥2
Foreign exchange contracts	2	10

Total	¥12	¥12

Hedged items:
Long-term borrowings	¥(10)	¥(2)
Non-trading debt securities	(2)	(10)

Total	¥(12)	¥(12)

	Billions of yen
	Three months ended September 30
	2015	2016
Derivatives designated as hedging instruments:
Interest rate contracts	¥11	¥(3)
Foreign exchange contracts	3	0

Total	¥14	¥(3)

Hedged items:
Long-term borrowings	¥(11)	¥3
Non-trading debt securities	(3)	0

Total	¥(14)	¥3

Net investment hedges

	Billions of yen
	Six months ended September 30
	2015	2016
Hedging instruments:
Foreign exchange contracts	¥5	¥15

Total	¥5	¥15

	Billions of yen
	Three months ended September 30
	2015	2016
Hedging instruments:
Foreign exchange contracts	¥11	¥0

Total	¥11	¥0

(1)	The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2015 and 2016. The amount of gains (losses) was not significant during the three months ended September 30, 2015 and 2016.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2016
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥131	¥15,609	¥3,658	¥5,292	¥5,252	¥1,407	¥12,796
Credit default indices	52	5,797	918	1,623	2,505	751	4,295
Other credit risk related portfolio products	12	355	71	248	24	12	209
Credit risk related options and swaptions	0	67	—	—	67	—	67

Total	¥195	¥21,828	¥4,647	¥7,163	¥7,848	¥2,170	¥17,367

	Billions of yen
	September 30, 2016
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥1	¥12,699	¥3,093	¥4,627	¥3,762	¥1,217	¥10,140
Credit default indices	22	4,730	627	1,474	1,958	671	3,506
Other credit risk related portfolio products	7	300	55	217	19	9	167
Credit risk related options and swaptions	0	3	—	—	3	—	1

Total	¥30	¥17,732	¥3,775	¥6,318	¥5,742	¥1,897	¥13,814

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2016
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,230	¥1,305	¥4,407	¥5,428	¥2,243	¥996	¥15,609
Credit default indices	178	15	4,249	939	224	192	5,797
Other credit risk related portfolio products	19	—	1	3	1	331	355
Credit risk related options and swaptions	—	—	—	67	—	—	67

Total	¥1,427	¥1,320	¥8,657	¥6,437	¥2,468	¥1,519	¥21,828

	Billions of yen
	September 30, 2016
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥913	¥1,179	¥3,775	¥4,541	¥1,581	¥710	¥12,699
Credit default indices	74	31	3,174	904	308	239	4,730
Other credit risk related portfolio products	17	—	1	3	—	279	300
Credit risk related options and swaptions	—	—	—	—	3	—	3

Total	¥1,004	¥1,210	¥6,950	¥5,448	¥1,892	¥1,228	¥17,732

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.